Label	Element	Value
Saturna Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Saturna Sustainable Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect your after-tax returns. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.52%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
The investment adviser has committed through March 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.75%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal conditions, the Fund invests at least 80% of its net assets in equities of issuers located throughout the world that the Fund's adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the Fund's adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance ("ESG").
The Fund's adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to present low risks in ESG. The Fund's adviser also uses negative screening to exclude security issuers primarily engaged in higher ESG risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and fossil fuel extraction.
The Fund diversifies its investments across industries, companies, and countries, and generally follows a large and mid-cap value investment style. The Fund prefers seasoned companies that are expected to grow revenue and earnings, favoring equities of companies trading for less than the adviser's assessment of their intrinsic value, which typically means companies with low price/earnings multiples, strong balance sheets, and higher dividend yields. The Fund principally invests in securities of companies with market capitalizations of greater than $5 billion. The Fund may invest up to 30% of net assets in companies with headquarters in countries with developing economies and/or markets.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Investment strategy risk: The adviser believes that sustainable investing may mitigate security-specific risk, but the screens used in connection with sustainable investing reduce the investable universe, which limits opportunities and may increase the risk of loss during market declines. In addition, the Fund has a relatively limited operating history, having commenced investment operations in March 2015, and its limited performance history does not provide extensive information on how the Fund may perform in different market conditions.
Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.
Growth investing risk: The Fund may invest in growth stocks, which may be more volatile than slower-growing value stocks, especially when market expectations are not met.
Foreign investing risk: Foreign investing involves risks not normally associated with US securities. These risks include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, trading suspensions, or adverse political or social developments that affect investments.
Emerging markets risk: There are heightened risks when investing in emerging markets, which are generally less liquid and more volatile than more developed securities markets. These risks include greater political or economic uncertainties; delays and disruptions in securities settlement procedures; weaker corporate governance, accounting, auditing and financial reporting standards; and less publicly available information about issuers. Emerging market countries' governments may also be more likely to impose capital controls or nationalize an industry.
Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.
Large transaction risk: A significant percentage of the Fund's shares may be owned or controlled by the Adviser and its affiliates or other large shareholders. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders. These inflows and outflows could negatively affect the Fund's net asset value and performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Performance data current to the most recent month-end and quarter-end are available at www.saturnasustainable.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1 year, 5 years, and the Life of the Fund compare to those of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saturnasustainable.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q2 2020	19.57%
Worst Quarter	Q1 2020	-14.69%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1 year, 5 years, and the Life of the Fund compare to those of a broad-based market index.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2021
Saturna Sustainable Equity Fund | Saturna Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Shareowner Fees	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expense after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 87
3 years	rr_ExpenseExampleYear03	272
5 years	rr_ExpenseExampleYear05	472
10 years	rr_ExpenseExampleYear10	$ 1,051
2015	rr_AnnualReturn2015	(4.20%)	[1]
2016	rr_AnnualReturn2016	(1.43%)
2017	rr_AnnualReturn2017	23.76%
2018	rr_AnnualReturn2018	(5.76%)
2019	rr_AnnualReturn2019	30.95%
2020	rr_AnnualReturn2020	24.39%
2021	rr_AnnualReturn2021	11.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.69%)
1 Year	rr_AverageAnnualReturnYear01	11.29%
5 Years	rr_AverageAnnualReturnYear05	16.16%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015
Saturna Sustainable Equity Fund | Return after taxes on distributions | Saturna Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.19%
5 Years	rr_AverageAnnualReturnYear05	16.05%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015
Saturna Sustainable Equity Fund | Return after taxes on distributions and sale of Fund shares | Saturna Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.86%
5 Years	rr_AverageAnnualReturnYear05	13.10%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015
Saturna Sustainable Equity Fund | S&P Global 1200 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.55%
5 Years	rr_AverageAnnualReturnYear05	15.40%
Life of Fund	rr_AverageAnnualReturnSinceInception	12.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2015

[1]	For the period 3/27/2015 (the Fund's inception) through 12/31/2015, and not annualized.